UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Premier Municipal Income Fund, Inc. (NPF)
		July 31, 2005

	Principal		Optional Call		Market
	Amount (000)	Description(1)	Provisions*	Ratings**	Value

		Alabama - 1.0% (0.7% of Total Investments)
	$1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Medical	11/14 at 100.00	Baa1	$1,025,500
		Center, Series 2004C, 5.250%, 11/15/29
	2,000	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 - FGIC	3/14 at 100.00	Aaa	2,122,880
		Insured

		Alaska - 0.7% (0.4% of Total Investments)
	2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%, 6/01/49 -	6/09 at 101.00	AAA	2,088,600
		MBIA Insured

		Arizona - 5.4% (3.5% of Total Investments)
	2,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%,	10/14 at 100.00	AAA	2,148,220
		10/01/21
	6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	6,563,340
		Refunding Bonds, Series 2002A, 5.250%, 1/01/15
	7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	7,931,925
		Bonds, Series 2002B, 5.000%, 1/01/25

		Arkansas - 0.0% (0.0% of Total Investments)
	49	Drew County Public Facilities Board, Arkansas, FNMA Mortgage-Backed Single Family Revenue Refunding	8/05 at 101.00	Aaa	50,046
		Bonds, Series 1993A-2, 7.900%, 8/01/11
	53	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds, Series	9/06 at 100.00	Aaa	54,023
		1993A, 7.900%, 9/01/11

		California - 21.3% (13.6% of Total Investments)
	1,800	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,854,846
		Series 2005, 4.750%, 10/01/28 (WI, settling 8/03/05)
	2,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	A-	2,105,260
		Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
	4,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A	4,213,720
	5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,044,316
		12/01/21 - AMBAC Insured
	1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	1,115,640
	1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	1,069,490
		Series 1996A, 5.300%, 7/01/21
		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A:
	28,000	0.000%, 1/01/17	No Opt. Call	AAA	17,573,360
	10,000	0.000%, 1/01/22 - RAAI Insured	No Opt. Call	AAA	4,948,500
	2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	2,100,580
		Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI, settling 8/04/05) - FGIC Insured
	2,350	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	2,499,319
		5.000%, 8/01/26 - FGIC Insured
	3,255	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E, 5.000%,	7/15 at 100.00	AAA	3,484,901
		7/01/22 (WI, settling 8/10/05) - AMBAC Insured

	2,640	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	8/14 at 100.00	AAA	2,910,389
		5.000%, 8/01/16 (Pre-refunded to 8/01/14) - FGIC Insured

		Peralta Community College District, Alameda County, California, General Obligation Bonds, Series
		2005D:
	1,995	5.000%, 8/01/24 - FSA Insured	8/13 at 102.00	AAA	2,130,161
	2,090	5.000%, 8/01/25 - FSA Insured	8/13 at 102.00	AAA	2,233,374

	10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	10,956,500
		Series 2002, 5.000%, 8/01/17 (Pre-refunded to 8/01/10) - MBIA Insured

		Colorado - 2.2% (1.4% of Total Investments)

		Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series
		2004:
	1,000	5.000%, 12/01/23 - FGIC Insured	12/14 at 100.00	AAA	1,068,790
	1,500	5.000%, 12/01/24 - FGIC Insured	12/14 at 100.00	AAA	1,600,785

	1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%,	9/14 at 100.00	Baa1	1,169,688
		9/01/25

	1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series 1999A,	12/09 at 101.00	Aaa	1,109,700
		5.750%, 12/01/23 (Pre-refunded to 12/01/09) - FSA Insured

	750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB	777,743
		5.000%, 1/15/17

	1,000	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,067,430
		12/15/24 - FSA Insured

		Connecticut - 1.1% (0.7% of Total Investments)

	2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	2,174,160
		Power Company, Series 1993A, 5.850%, 9/01/28

	1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	1,342,029
		6.250%, 11/15/18

		Florida - 5.1% (3.3% of Total Investments)

	4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative Minimum	10/06 at 102.00	AAA	4,190,000
		Tax) - MBIA Insured

	2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.000%, 7/01/22 (DD, settling	7/15 at 101.00	AAA	2,159,880
		8/01/05) - AMBAC Insured

	2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds,	10/12 at 100.00	Baa2	2,644,125
		Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13

	1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	1,908,607
		Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
		Minimum Tax)

	4,790	Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance Project, Series 1996,	4/06 at 101.00	AAA	4,904,002
		5.125%, 10/01/18 - FGIC Insured

		Georgia - 4.3% (2.7% of Total Investments)

	8,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	8,632,240
		Domed Stadium Project, Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

	4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.125%,	11/13 at 100.00	AAA	4,504,786
		11/01/17 - MBIA Insured

		Hawaii - 0.8% (0.5% of Total Investments)

	2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	1/09 at 101.00	AAA	2,455,695
		Inc., Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax) - AMBAC Insured

		Idaho - 0.1% (0.0% of Total Investments)

	170	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%, 7/01/14	7/06 at 102.00	Aa1	171,989
		(Alternative Minimum Tax)

		Illinois - 15.3% (9.9% of Total Investments)

	8,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	3,744,313
		Series 1999, 0.000%, 1/01/24 - FGIC Insured

	850	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board	No Opt. Call	AAA	982,201
		of Education, Series 1990B, 7.000%, 1/01/15 - MBIA Insured

	3,005	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	3,086,315
		Insured

	8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 - AMBAC Insured	No Opt. Call	AAA	10,424,400

	4,165	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	9/05 at 100.00	A	4,170,123
		Maywood Development, Series 1992, 7.000%, 9/01/18

	1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 - FGIC	2/12 at 100.00	AAA	1,655,295
		Insured

	9,300	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	10,456,269
		School Refunding Bonds, Series 2002, 5.250%, 12/01/18 - FSA Insured

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
		Expansion Project, Series 1996A:
	10,575	0.000%, 12/15/23 - MBIA Insured	No Opt. Call	AAA	4,592,828
	10,775	0.000%, 12/15/24 - MBIA Insured	No Opt. Call	AAA	4,455,139

	2,000	Onterie Center Housing Finance Corporation, Illinois, FHA-Insured Section 8 Assisted Mortgage	1/06 at 100.50	AAA	2,026,160
		Revenue Refunding Bonds, Onterie Center Project, Series 1992A, 7.050%, 7/01/27 - MBIA Insured

	1,628	Wood River Township, Madison County, Illinois, General Obligation Bonds, Series 1993, 6.625%,	8/05 at 101.00	N/R	1,552,806
		2/01/14

		Indiana - 7.2% (4.6% of Total Investments)

		Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series 2003:
	1,000	5.500%, 7/15/19 - FSA Insured	1/14 at 100.00	AAA	1,119,700
	2,275	5.500%, 7/15/23 - FSA Insured	1/14 at 100.00	AAA	2,513,579

		Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community
		School Corporation, Series 2000:
	7,480	0.000%, 1/15/21 - MBIA Insured	No Opt. Call	AAA	3,702,750
	7,980	0.000%, 1/15/22 - MBIA Insured	No Opt. Call	AAA	3,744,376
	6,180	0.000%, 1/15/23 - MBIA Insured	No Opt. Call	AAA	2,750,656

	2,535	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	2,661,370
		Series 2003A, 5.000%, 7/15/23 - FGIC Insured

	2,350	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	2,614,704
		(Pre-refunded to 6/01/13) - FSA Insured

	2,860	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage Bonds,	No Opt. Call	A	3,064,948
		Series 1994, 6.300%, 1/15/09

		Louisiana - 1.9% (1.2% of Total Investments)

	1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted	9/05 at 103.00	AAA	1,351,907
		Care Facility, Series 1995, 6.850%, 9/01/25

	3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company, Series	No Opt. Call	BBB	4,369,135
		2002A, 5.700%, 4/01/14

		Maine - 4.6% (3.0% of Total Investments)

	7,965	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	8,129,716
		1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)
	5,860	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2004A-2, 5.000%, 11/15/21	5/13 at 100.00	AA+	6,074,242
		(Alternative Minimum Tax)

		Maryland - 0.7% (0.4% of Total Investments)
	2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	2,093,980
		2004, 5.375%, 8/15/24

		Massachusetts - 3.6% (2.3% of Total Investments)
	1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded to 10/01/13)	10/13 at 100.00	AA***	2,096,802
	1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,052,600
		5.625%, 10/01/24
	4,360	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	4,674,748
		8/15/22 (WI, settling 8/17/05) - FSA Insured
	3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	3,318,900
		(Pre-refunded to 1/01/14) - FGIC Insured

		Michigan - 2.1% (1.4% of Total Investments)
	2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 - XLCA Insured	4/13 at 100.00	AAA	3,161,340
	3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,326,471
		2002C, 5.375%, 12/01/19 - FGIC Insured

		Minnesota - 7.0% (4.5% of Total Investments)
	6,900	Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds, Champlin Shores Senior Living	6/12 at 105.00	Aaa	6,932,499
		Center, Series 2002A, 3.000%, 12/20/43
	4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	4,415,990
	1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A-	1,050,810
		Health System - St. Mary's Duluth Clinic, Series 2004, 5.250%, 2/15/21
	2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners	12/13 at 100.00	BBB+	2,535,717
		Inc., Series 2003, 6.000%, 12/01/20
	1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,083,150
		Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series
		2004-5Y:
	530	5.250%, 10/01/19	10/14 at 100.00	A2	574,070
	1,500	5.250%, 10/01/34	10/14 at 100.00	A2	1,600,305
	3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series	12/13 at 100.00	AA+	3,312,750
		2003, 5.250%, 12/01/20

		Mississippi - 0.4% (0.3% of Total Investments)
	1,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,314,869
		Healthcare, Series 2004B-1, 5.000%, 9/01/24

		Missouri - 1.0% (0.6% of Total Investments)
	2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health	2/15 at 102.00	BBB+	3,060,950
		System, Series 2004, 5.500%, 2/15/24

		Nebraska - 2.1% (1.4% of Total Investments)
	1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical	No Opt. Call	A1	1,679,192
		Center, Series 2003, 5.000%, 11/15/16
	2,320	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12	9/05 at 100.00	A+***	2,508,709
	2,350	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B, 6.250%,	No Opt. Call	AAA	2,423,743
		6/01/18 (Alternative Minimum Tax)- MBIA Insured

		Nevada - 4.0% (2.6% of Total Investments)
	10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	12,205,602
		(Pre-refunded to 6/15/12) - MBIA Insured

		New Hampshire - 1.8% (1.2% of Total Investments)
	390	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy Project, Series 1994,	No Opt. Call	N/R	395,581
		7.250%, 5/01/09
	5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Revenue Remarketed Bonds,	7/10 at 101.00	Aaa	5,300,800
		Countryside LP Project, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)

		New Jersey - 1.6% (1.0% of Total Investments)
	3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,398,610
		6/15/24 (Pre-refunded to 6/15/13)
	1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	1,605,150

		New York - 14.2% (9.2% of Total Investments)
	5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	5,406,400
		2002A, 5.125%, 11/15/21 - FGIC Insured
		New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
	55	5.875%, 2/15/19 (Pre-refunded to 2/15/06)	2/06 at 101.50	A+***	56,775
	40	5.875%, 2/15/19	2/06 at 101.50	A+	41,172
	4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A+	4,580,695
	1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	1,311,828
	4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	4,323,880
	3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2005O, 5.000%, 6/01/30	6/15 at 100.00	A+	3,661,770
		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
		1998A:
	935	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AAA	986,631
	360	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AAA	379,879
	1,435	5.125%, 8/15/21	8/07 at 101.00	AAA	1,506,520
	1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	1,621,365
		Community Colleges, Series 2004B, 5.250%, 7/01/19
	10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	11,117,100
		Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded to 5/15/10) -
		FSA Insured
	900	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital	8/05 at 100.00	AAA	900,189
		and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
	3,245	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, St.	8/05 at 100.00	AAA	3,338,943
		Luke's-Roosevelt Hospital Center, Series 1993A, 5.600%, 8/15/13
	3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,507,953
		5.250%, 6/01/22
	1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,066,290
		2004A, 5.125%, 1/01/22

		North Carolina - 4.0% (2.6% of Total Investments)
	10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AAA	12,448,992
		6.000%, 1/01/22 - CAPMAC Insured

		Ohio - 2.7% (1.7% of Total Investments)
	2,110	Cleveland-Rock Glen Housing Assistance Corporation, Ohio, FHA-Insured Section 8 Mortgage Revenue	1/06 at 102.00	AAA	2,155,091
		Refunding Bonds, Series 1994A, 6.750%, 1/15/25
	2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	Aa2	2,111,820
		12/01/24
	4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33 (Alternative	No Opt. Call	BBB+	3,927,240
		Minimum Tax) (Mandatory put 4/01/14)

		Oregon - 1.3% (0.8% of Total Investments)
		Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
	1,795	5.000%, 8/01/21	8/14 at 100.00	AA-	1,920,506
	1,990	5.000%, 8/01/23	8/14 at 100.00	AA-	2,119,867

		Pennsylvania - 0.5% (0.4% of Total Investments)
	1,655	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/05 at 100.00	AAA	1,693,528
		Valley Medical Center, Series 1992, 7.000%, 8/01/22

		Rhode Island - 2.7% (1.8% of Total Investments)
	7,655	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	8,173,090
		Series 2002A, 6.000%, 6/01/23

		South Carolina - 7.7% (5.0% of Total Investments)
	2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A-	2,627,250
		Assets for Education, Series 2003, 5.250%, 12/01/24
	4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	4,668,155
		Series 2004, 5.250%, 12/01/23
	3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003,	12/13 at 100.00	AA-	3,589,264
		5.250%, 12/01/19
	3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,897,690
		5/01/21 - AMBAC Insured
	1,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	1,591,965
		Health System Inc., Series 2002A, 5.625%, 11/15/30
	5,500	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+	6,102,580
		Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
	1,145	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	1,220,891
		Bonds, Series 2001B, 6.000%, 5/15/22

		South Dakota - 0.6% (0.4% of Total Investments)
	1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,884,593
		Health System, Series 2004A, 5.500%, 11/01/31

		Tennessee - 0.7% (0.5% of Total Investments)
	2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and	7/23 at 100.00	AAA	2,171,158
		Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded to
		7/01/23) - MBIA Insured

		Texas - 6.2% (4.0% of Total Investments)
	1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/13 at 101.00	Baa2	1,201,657
		Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (a)
	3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	3,237,450
		MBIA Insured
	2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,461,058
		Corporation, Series 2003C, 5.250%, 5/15/25 - AMBAC Insured
	2,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	2,121,720
		2001, 5.375%, 2/15/26
	3,735	Texas General Services Commission, Certificates of Participation, Series 1992, 7.500%, 9/01/22	9/05 at 100.00	A	3,792,706
		Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
	3,525	5.250%, 2/15/18 - AMBAC Insured	8/13 at 100.00	AAA	3,871,226
	2,250	5.250%, 2/15/19 - AMBAC Insured	8/13 at 100.00	AAA	2,469,353
	110	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	110,493
		Series 1995, 8.125%, 1/01/11

		Utah - 0.3% (0.2% of Total Investments)
	625	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21 (Alternative	7/11 at 100.00	Aa2	645,506
		Minimum Tax)
	45	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/07 at 102.00	AA	45,492
		(Alternative Minimum Tax)
	315	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/07 at 101.50	AA	325,760
		(Alternative Minimum Tax)

		Washington - 11.2% (7.2% of Total Investments)
	2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	2,807,950
		Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured
	7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	7,749,210
		5.500%, 7/01/16
	6,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds, Evergreen	6/11 at 101.00	AAA	6,556,273
		Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 - AMBAC Insured
	5,000	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,483,550
		2001, 5.500%, 3/01/12 - FSA Insured
	1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	No Opt. Call	Baa3	1,082,660
		2003, 6.000%, 12/01/23
	9,750	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	Aa1	10,703,258

		West Virginia - 2.7% (1.8% of Total Investments)
	3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B, 5.250%,	11/13 at 101.00	AAA	3,458,921
		11/01/23 - AMBAC Insured
	2,400	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C, 5.000%,	10/14 at 100.00	AAA	2,549,472
		10/01/25 - FGIC Insured
	2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,254,540
		10/01/23 - AMBAC Insured

		Wisconsin - 5.0% (3.2% of Total Investments)
	455	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/06 at 100.00	AA	455,824
		11/01/12
	5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/10 at 101.00	AA	5,536,750
		1999, 6.250%, 2/15/18 - RAAI Insured
	5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	6,013,882
		Series 2001, 6.000%, 7/01/30
	2,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA-	2,459,299
		Health Obligated Group, Series 2001, 5.375%, 10/01/30
	1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,057,260
		2004, 5.375%, 5/01/18

	$490,715	Total Long-Term Investments (cost $445,152,998) - 155.1%			478,035,149

		Other Assets Less Liabilities - (1.6)%			(4,774,870)

$		Preferred Shares, at Liquidation Value - (53.5)%			$(165,000,000)

		Net Assets Applicable to Common Shares - 100%			$308,260,279

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
(a)	The issuer has recieved a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $445,104,111.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$33,339,198
Depreciation	(408,160)

Net unrealized appreciation of investments	$32,931,038

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.